SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Aixin Shangyan Hotel Management [Member]
Revenue			$ 4,241,991	$ 4,789,633
Operating costs and expenses			5,244,272	4,949,947
Loss from operations			(1,002,281)	(160,314)
Other income			100,026	643,458
Income tax expense			274,321	340,155
Net loss			$ (1,176,576)	$ 142,989
Runcangsheng Aixin Shangyan Hotel And Aixintang Pharmacies [Member]
Revenue	$ 1,854,617	$ 3,869,889
Operating costs and expenses	3,826,342	4,240,635
Loss from operations	(1,971,725)	(370,746)
Other income	25,313	82,950
Income tax expense	643	292,146
Net loss	$ (1,947,055)	$ (579,942)